Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reportable Segments [Line Items]
Refined Product	$ 2,315	$ 1,754		$ 4,078	$ 3,395
Market Optimization	462	643		931	1,606
Corporate and Eliminations	(239)	(106)		(433)	(204)
Revenue	5,832	4,037	[1]	10,442	7,578	[1]
Upstream [Member]
Disclosure Of Reportable Segments [Line Items]
Crude Oil	3,104	1,639		5,483	2,667
Natural Gas	70	68		175	72
NGLs	100	32		174	32
Other	$ 20	$ 7		$ 34	$ 10

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.